Reconciliation of Activity for Assets and Liabilities Classified (Detail) (Foreign Plans)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Other assets USD ($)	Mar. 31, 2012 Other assets JPY (¥)	Mar. 31, 2011 Other assets JPY (¥)	Mar. 31, 2012 Equity Securities Pooled funds USD ($)	Mar. 31, 2012 Equity Securities Pooled funds JPY (¥)	Mar. 31, 2011 Equity Securities Pooled funds JPY (¥)	Mar. 31, 2012 Debt Securities Pooled funds USD ($)	Mar. 31, 2012 Debt Securities Pooled funds JPY (¥)	Mar. 31, 2011 Debt Securities Pooled funds JPY (¥)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance at beginning of period	$ 133,732,000	¥ 10,966,000,000	¥ 9,300,000,000	$ 26,525,000	¥ 2,175,000,000	¥ 249,000,000	$ 29,817,000	¥ 2,445,000,000	¥ 2,497,000,000	$ 77,390,000	¥ 6,346,000,000	¥ 6,554,000,000
Relating to assets still held at the reporting date	9,622,000	789,000,000	822,000,000				4,012,000	329,000,000	220,000,000	5,610,000	460,000,000	602,000,000
Relating to assets sold during the period			25,000,000									25,000,000
Purchases, sales and settlements, net	7,049,000	578,000,000	1,890,000,000	(21,744,000)	(1,783,000,000)	2,013,000,000	33,561,000	2,752,000,000		(4,768,000)	(391,000,000)	(123,000,000)
Foreign exchange impact	(915,000)	(75,000,000)	(1,071,000,000)	(1,171,000)	(96,000,000)	(87,000,000)	1,122,000	92,000,000	(272,000,000)	(866,000)	(71,000,000)	(712,000,000)
Balance at end of period	$ 149,488,000	¥ 12,258,000,000	¥ 10,966,000,000	$ 3,610,000	¥ 296,000,000	¥ 2,175,000,000	$ 68,512,000	¥ 5,618,000,000	¥ 2,445,000,000	$ 77,366,000	¥ 6,344,000,000	¥ 6,346,000,000